Investments In Affiliated Companies, Partnerships And Other Companies	12 Months Ended
Dec. 31, 2021
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
Investments In Affiliated Companies, Partnerships And Other Companies	INVESTMENTS IN AFFILIATED COMPANIES, PARTNERSHIPS AND OTHER COMPANIES
A.    INVESTMENTS IN AFFILIATED COMPANIES:

	December 31, 2021	December 31, 2020
Companies accounted for under the equity method (1)	$121,309	$141,375
Companies accounted for under the fair value method and other investments(2)	61,244	42,963
	$182,553	$184,338

(1)    See Note 6B.
(2)    See Note 6C.

B.    INVESTMENTS IN COMPANIES ACCOUNTED FOR UNDER THE EQUITY METHOD:

	December 31, 2021	December 31, 2020
Company A (1)	$74,137	$83,150
Company B (2)	18,554	19,749
Company C (3)	17,645	20,873
Company D (4)	2,645	4,191
Other	8,328	13,412
	$121,309	$141,375

(1)Company A is an Israeli partnership, held 50% by the Company and 50% by Rafael Advanced Defense Systems Ltd. (“Rafael”). Company A is engaged in the development and production of various thermal detectors and laser diodes. Company A is jointly controlled and therefore is not consolidated in the Company’s financial statements. During 2021 and 2020, the Company received dividends in the amount of approximately $19,946 and $4,750, respectively, from Company A.

(2)Company B is an Israeli company held 50% by the Company and 50% by Rafael. Company B focuses mainly on commercial applications of thermal imaging and electro-optic technologies. The Company jointly controlled Company B with Rafael, and therefore Company B was not consolidated in the Company’s financial statements.

(3)Company C is a U.K. joint venture held 50% by a wholly-owned U.K. subsidiary of the Company and 50% by Kellogg Brown & Root Limited. Company C is engaged in the area of flight training systems. During 2021 and 2020, the Company received dividends in the amount of approximately $4,500 and $3,400, respectively, from Company C.

(4)Company D is a European company held 33% by the Company. Company D is engaged in the area of composite aerostructure parts manufacturing for commercial aircraft.
Note 6 -    INVESTMENTS IN AFFILIATED COMPANIES, PARTNERSHIPS AND OTHER COMPANIES (Cont.)

B.    INVESTMENTS IN COMPANIES ACCOUNTED FOR UNDER THE EQUITY METHOD (Cont.):

Equity in net earnings of affiliated companies and partnerships is as follows:

	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Company A	$10,933	$10,610	$8,497
Company B	(1,195)	435	(317)
Company C	3,063	4,765	3,840
Company D	(1,546)	(837)	(3,696)
Company E (*)	10,899	1,549	448
Other	445	(3,918)	(6,998)
	$22,599	$12,604	$1,774
(*) Includes a gain of approximately $10,300 from the sale of Company E. (See Note 26).

The summarized aggregate financial information of companies accounted for under the equity method is as follows:

Balance Sheet Information:

	December 31, 2021	December 31, 2020
Current assets	$469,816	$526,325
Non-current assets	157,108	149,718
Total assets	$626,924	$676,043

Current liabilities	$137,794	$151,736
Non-current liabilities	260,830	256,037
Shareholders' equity	228,300	268,270
Total liabilities and equity	$626,924	$676,043

Income Statement Information:

	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Revenues	$317,763	$327,971	$366,178
Gross profit	$129,374	$118,888	$158,382
Net income	$15,715	$24,377	$1,890
Note 6 -    INVESTMENTS IN AFFILIATED COMPANIES, PARTNERSHIPS AND OTHER COMPANIES (Cont.)

C.    INVESTMENTS ACCOUNTED FOR UNDER THE FAIR VALUE METHOD AND OTHER INVESTMENTS:
Investments accounted for under the fair value method are evaluated by applying relevant methods as the market approach with the use of an option pricing method or the earning approach using discounted future cash flows, as follows:

	December 31, 2021	December 31, 2020
Company F (1)	$24,057	$12,939
Company G (2)	12,532	7,764
Company H (3)	4,978	4,595
Company I (4)	13,677	12,665
Company J (5)	6,000	5,000
	$61,244	$42,963
(1)    Company F engaged in the field of commercial cybersecurity. During 2019, the Company re-evaluated its investment in Company F and decreased its value in the amount of approximately $3,700. During 2020, the Company sold a part of its holdings in Company F and during 2021, the Company re-evaluated its holdings in Company F and increased its value in the amount of approximately $11,100 (see Note 1D(6) and Note 26).

(2)    Company G engaged in developing surgeon-centered visualization technologies. During 2019, the Company re-evaluated its investment in Company G and increased its value in the amount of approximately $3,700.
During 2021, following a third party investment, the Company re-evaluated the fair value of its holdings in Company G and recognized in other income a gain of approximately $4,800 . (See Note 26).

(3)    Company H is an Israeli company held 35% by the Company. During 2019, due to external investment in Company H, the Company recorded a gain of approximately $4,600 in its fair value. During 2021, the Company estimated the fair value of its holdings in Company H and recorded a gain of approximately $400 in its fair value. (see Note 26).

(4) Company I is an Israeli Company held 7% by the Company. During 2020, the Company invested approximately $5,000 in Company I. As a result, the Company re-evaluated its investment in Company I and increased its value in the amount of approximately $4,100. During 2021, due to shareholders investment, the Company estimated the fair value of its holdings in Company I and recorded a gain of approximately $1,000 in its fair value. (see Note 26).

(5) Company J is an Israeli company of which the Company owns 17% of the outstanding share capital, which is engaged in the field of tactical ground robotic systems. During 2021, the Company invested in Company J $1,000.